REVENUE AND SEGMENT INFORMATION - Information about operating segments assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Assets
Assets	$ 30,761,972	¥ 200,146,616	¥ 190,511,442
Other eliminations		113,145	168,714
Deferred tax assets	246,350	1,602,825	1,426,707
Prepaid income tax		64,557	104,213
Liabilities
Liabilities	20,692,673	134,632,737	134,724,634
Deferred tax liabilities	152,735	993,742	984,304
Income tax payable	$ 32,308	210,205	356,683
Operating segment
Assets
Assets		228,751,351	211,751,064
Liabilities
Liabilities		163,506,144	155,407,603
Operating segment | Alumina
Assets
Assets		69,657,926	75,022,795
Liabilities
Liabilities		33,106,617	42,562,213
Operating segment | Primary aluminum
Assets
Assets		51,996,432	46,680,908
Liabilities
Liabilities		29,811,892	30,023,322
Operating segment | Energy
Assets
Assets		40,249,776	38,078,969
Liabilities
Liabilities		27,504,055	24,927,277
Operating segment | Trading
Assets
Assets		18,576,192	14,927,762
Liabilities
Liabilities		13,063,870	11,298,129
Operating segment | Corporate and other operating segments
Assets
Assets		48,271,025	37,040,630
Liabilities
Liabilities		60,019,710	46,596,662
Inter-segment elimination
Assets
Elimination of inter-segment receivables		(30,077,354)	(22,023,956)
Other eliminations		(194,763)	(746,586)
Liabilities
Elimination of inter-segment payables		(30,077,354)	(22,023,956)
Corporate and other unallocated assets
Assets
Deferred tax assets		1,602,825	1,426,707
Prepaid income tax		64,557	104,213
Liabilities
Deferred tax liabilities		993,742	984,304
Income tax payable		¥ 210,205	¥ 356,683